Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Revenues:
License	$ 46,544	$ 30,153	$ 73,883	$ 60,315	$ 26,996
Maintenance	13,911	9,820	21,321	18,702	9,572
Services	47,022	37,034	77,268	65,674	48,177
Total revenues	107,477	77,007	172,472	144,691	84,745
Cost of revenues:
License	533	332	1,264	267	349
Maintenance	2,463	1,900	4,063	3,685	2,628
Services	37,235	29,381	63,017	51,519	38,679
Total cost of revenues	40,231	31,613	68,344	55,471	41,656
Gross profit:
License	46,011	29,821	72,619	60,048	26,647
Maintenance	11,448	7,920	17,258	15,017	6,944
Services	9,787	7,653	14,251	14,155	9,498
Total gross profit	67,246	45,394	104,128	89,220	43,089
Operating expenses:
Research and development	23,121	15,731	34,773	28,273	22,356
Sales and marketing	16,559	12,602	28,950	26,741	21,559
General and administrative	14,077	9,832	23,534	16,192	9,646
Litigation provision			10,000
Total operating expenses	53,757	38,165	97,257	71,206	53,561
Income (loss) from operations	13,489	7,229	6,871	18,014	(10,472)
Interest income, net	113	112	156	95	27
Other income (expense), net	(635)	184	1,269	(391)	(123)
Income (loss) before provision for income taxes	12,967	7,525	8,296	17,718	(10,568)
Provision for (benefit from) income taxes	4,464	199	(27,262)	2,199	398
Net income (loss)	$ 8,503	$ 7,326	$ 35,558	$ 15,519	$ (10,966)
Net income (loss) per share:
Basic	$ 0.19	$ 0.15	$ 0.83	$ 0.32	$ (0.83)
Diluted	$ 0.15	$ 0.14	$ 0.76	$ 0.30	$ (0.83)
Shares used in computing net income (loss) per share:
Basic	16,499,660	13,960,587	14,064,055	13,535,736	13,284,938
Diluted	23,387,583	16,202,034	17,763,859	15,933,374	13,284,938